Document and Entity Information	Aug. 13, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001671858
Document Type	8-K
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	ARS Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39756
Entity Tax Identification Number	81-1489190
Entity Address, Address Line One	11682 El Camino Real
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	771-9307
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	SPRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	11682 El Camino Real
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130